UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23168

RiverPark Floating Rate CMBS Fund
 (Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
 (Name and address of agent for service)

With copies to:
Thomas R. Westle
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2017

Date of reporting period: September 30, 2017

Item 1.   Reports to Stockholders.

RIVERPARK
FUNDS

# Annual Report
September 30, 2017

## RiverPark Floating Rate CMBS Fund
Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

Table of Contents

Management’s Discussion of Fund Performance and Analysis	1
Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets.	7
Financial Highlights	8
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm.	18
Trustees and Officers of the Trust	19
Disclosure of Fund Expenses	21
Notice to Shareholders	22

The RiverPark Floating Rate CMBS Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

Management’s Discussion of Fund Performance and Analysis

RiverPark Floating Rate CMBS Fund (Unaudited)

For the fiscal period ended September 30, 2017, the RiverPark Floating Rate CMBS Fund (the “Fund”) gained 5.07% on its Institutional Class Shares, while the Bloomberg Barclays U.S. Investment-Grade CMBS Index gained 0.11% and the Bloomberg Barclays U.S. Aggregate Bond Index gained 0.07%.

The Fund strives for an attractive yield while maintaining a portfolio that is substantially comprised of floating rate CMBS investments with a weighted average maturity of less than five years. As of September 30, 2017, the weighted average coupon for the Fund was 4.35%, 82% of the Fund’s invested portfolio was floating rate, and the weighted average maturity of the portfolio was four years.

Investment results for the Fiscal Year were fairly consistent across quarters with the exception of the March quarter where the excess performance was primarily attributable to price appreciation in the portfolio. The Fund was substantially to fully invested and all assets were performing and paying monthly coupons throughout the year. The Institutional Class Shares gained 1.05% for the December quarter, 1.64% for the March quarter, 1.19% for the June quarter, and 1.09% in the September quarter.

The RiverPark Floating Rate CMBS Fund emphasizes floating rate Single Asset / Single Borrower (SASB) loans that are structured as Commercial Mortgage Backed Securities (CMBS). The RiverPark Floating Rate CMBS Fund seeks to make investments in larger ($500+ million) securitizations of income producing commercial real estate loans secured by institutional quality assets with well-regarded sponsors. The Fund emphasizes investments that have conservative credit metrics including a weighted average loan-to-value ratio (LTV) of below 50% and a weighted average Debt Coverage Ratio of 4x. As of September 30, 2017, all of the Fund’s investments were performing.

This represents the manager’s assessment of the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The Bloomberg Barclays U.S. Investment-Grade CMBS Index measures the market of US Agency and US Non-Agency conduit and fusion CMBS deals with a minimum current deal size of $300mn.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency).

Index returns are for illustrative purposes only and do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Comparison of Change in the Value of a $10,000 Investment in the RiverPark Floating Rate CMBS Fund,
Institutional Class Shares, versus the Bloomberg Barclays U.S. Investment-Grade CMBS Index and
Bloomberg Barclays U.S. Aggregate Bond Index

	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2017
	One Year Return	Three Year Return	Five Year Return	Annualized Inception to Date*
Institutional Class Shares	5.07%	3.50%	4.60%	6.78%
Bloomberg Barclays U.S. Investment-Grade CMBS Index	0.11%	3.02%	2.64%	5.17%
Bloomberg Barclays U.S. Aggregate Bond Index	0.07%	2.71%	2.06%	3.38%

*
The inception of the fund was September 30, 2016. The performance data quoted for periods prior to September 30, 2016 is that of the Predecessor Fund. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for one year and greater are annualized. The Predecessor Fund commenced operations on June 1, 2010.

For the period after September 30, 2016 the returns shown above are calculated assuming reinvestment of all dividends and distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends or distributions or the redemption of shares from a fund. Returns reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment both will fluctuate and redemption proceeds may be higher or lower than a shareholder’s original cost. Current performance may be lower or higher than that shown here. Unlike the Fund’s comparative benchmarks, the Fund’s total returns are reduced by its annual operating expenses. Please note that one cannot invest directly in an unmanaged index.

RiverPark Floating Rate CMBS Fund September 30, 2017

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities (b) — 99.7%
Non-Agency Commercial Mortgage-Backed Obligation – 99.7%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl E
4.280%, 08/10/35 (a)	$1,985	$1,967
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl C
2.486%, VAR LIBOR USD 1 Month+1.250%, 09/15/34	1,500	1,503
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
3.127%, VAR LIBOR USD 1 Month+1.900%, 06/15/28	4,500	4,469
CCRESG Commercial Mortgage Trust, Ser 2016-HEAT, Cl E
5.671%, 04/10/29 (a)	2,000	1,955
CFCRE Commercial Mortgage Trust, Ser 2015-RUM, Cl D
5.027%, VAR LIBOR USD 1 Month+3.800%, 07/15/30	4,904	4,883
CGDB Commercial Mortgage Trust, Ser 2017-BIO, Cl F
4.477%, VAR LIBOR USD 1 Month+3.250%, 05/15/30	1,500	1,498
Chicago Skyscraper Trust, Ser 2017-SKY, Cl C
2.484%, VAR LIBOR USD 1 Month+1.250%, 02/15/30	2,500	2,496
Citigroup Commercial Mortgage Trust, Ser 2016-SMPL, Cl E
4.509%, 09/10/31	2,000	2,042
Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl D
3.250%, 04/14/50	4,000	3,235
Citigroup Commercial Mortgage Trust, Ser 2017-1500, Cl C
2.477%, VAR LIBOR USD 1 Month+1.250%, 07/15/32	1,000	1,000
Cold Storage Trust, Ser 2017-ICE3, Cl B
2.484%, VAR LIBOR USD 1 Month+1.250%, 04/15/36	2,800	2,818
COMM Mortgage Trust, Ser 2014-FL5, Cl HFL2
5.384%, VAR LIBOR USD 1 Month+4.150%, 07/15/31	4,000	3,893
COMM Mortgage Trust, Ser 2014-TWC, Cl E
4.487%, VAR LIBOR USD 1 Month+3.250%, 02/13/32	2,000	2,012
COMM Mortgage Trust, Ser 2013-THL, Cl D
3.883%, VAR LIBOR USD 1 Month+2.650%, 06/08/30	1,567	1,568
COMM Mortgage Trust, Ser 2014-PAT, Cl F
3.758%, VAR LIBOR USD 1 Month+2.441%, 08/13/27	2,000	1,964
COMM Mortgage Trust, Ser 2016-SAVA, Cl B
3.535%, VAR LIBOR USD 1 Month+2.300%, 10/15/34	1,637	1,652
Cosmopolitan Hotel Trust, Ser 2016-CSMO, Cl E
5.884%, VAR LIBOR USD 1 Month+4.650%, 11/15/33	2,000	2,015
Credit Suisse Mortgage Trust, Ser 2016-MFF, Cl F
8.484%, VAR LIBOR USD 1 Month+7.250%, 11/15/33	2,000	2,015
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl E
5.234%, VAR LIBOR USD 1 Month+4.000%, 04/15/29	2,500	2,509
FREMF Mortgage Trust, Ser 2017-KF30, Cl B
4.482%, VAR LIBOR USD 1 Month+3.250%, 03/25/27	1,000	1,000
FREMF Mortgage Trust, Ser 2017-KF32, Cl B
3.782%, VAR LIBOR USD 1 Month+2.550%, 05/25/24	2,000	2,003
GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Cl F
6.484%, VAR LIBOR USD 1 Month+5.250%, 08/15/32	2,500	2,519
GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Cl D
4.984%, VAR LIBOR USD 1 Month+3.750%, 08/15/32	369	371
HILT Mortgage Trust, Ser 2014-ORL, Cl F
3.231%, VAR LIBOR USD 1 Month+3.750%, 07/15/29	2,500	2,387

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund September 30, 2017

Description	Face Amount (000)	Value (000)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-MAUI, Cl C
2.484%, VAR LIBOR USD 1 Month+1.250%, 07/15/34	$1,250	$1,248
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl E
4.527%, VAR LIBOR USD 1 Month+3.550%, 08/15/27	1,984	1,984
VNDO Mortgage Trust, Ser 2013-PENN, Cl D (a)
3.940%, 12/13/29	1,084	1,112
Total Mortgage-Backed Securities
(Cost $57,687) (000)		58,118

Total Investments — 99.7%
(Cost $57,687) (000)		$58,118

As of September 30, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $58,301 (000).
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Cl — Class
LIBOR — London Interbank Offered Rate
Ser — Series
VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) September 30, 2017

RiverPark Floating Rate CMBS Fund
Assets:
Investments in Securities, at Value (Note 2)	$58,118
Cash and cash equivalents	189
Receivable for Interest Income	131
Prepaid Expenses	15
Total Assets	58,453
Liabilities:
Income Distribution Payable	58
Payable Due to Adviser (Note 3)	15
Payable Due to Trustees (Note 3)	4
Payable Due to Administrator (Note 3)	3
Chief Compliance Officer Fees Payable (Note 3)	1
Other Accrued Expenses	71
Total Liabilities	152
Net Assets	$58,301
Net Assets Consist of:
Paid-in Capital	$57,484
Undistributed Net Investment Income	5
Accumulated Net Realized Gain on Investments	381
Net Unrealized Appreciation on Investments	431
Net Assets	$58,301
Investments in Securities, at Cost	$57,687
Net Assets - Institutional Class Shares(1)	$58,300,640
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	5,739,005
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$10.16

(1)	Shares and Net Assets have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the Period Ended September 30, 2017

RiverPark Floating Rate CMBS Fund*
Investment Income:
Interest	$2,734
Total Investment Income	2,734
Expenses:
Investment Advisory Fees (Note 3)	350
Administrator Fees (Note 3)	31
Trustees’ Fees (Note 3)	15
Chief Compliance Officer Fees (Note 3)	13
Administrative Services Fee, Institutional Class Shares (Note 3)	9
Offering Costs	205
Professional Fees	66
Printing Fees	23
Pricing Fees	14
Transfer Agent Fees	10
Registration Fees	8
Custodian Fees	1
Insurance and Other Fees	6
Total Expenses	751
Fees Waived by Adviser (Note 3)	(211)
Net Expenses	540
Net Investment Income	2,194
Net Realized and Unrealized Gain (Loss):
Net Realized Gain From:
Investments	33
Net Change in Unrealized Appreciation on:
Investments	431
Net Realized and Unrealized Gain	464
Net Increase in Net Assets Resulting from Operations	$2,658

*	Commenced operations October 3, 2016.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

RiverPark Floating Rate CMBS Fund
Period Ended September 30, 2017*
Operations:
Net Investment Income	$2,194
Net Realized Gain from Investments	33
Net Change in Unrealized Appreciation on Investments	431
Net Increase in Net Assets Resulting from Operations	2,658

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	(1,841)
Net Realized Gains:
Institutional Class Shares	—
Total Distributions to Shareholders	(1,841)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	10,772
Shares Issued in Connection with In-Kind Contribution (see Note 9)	49,932
Shares Issued as Reinvestment of Distributions	1,120
Shares Redeemed	(4,440)
Net Increase in Net Assets from Institutional Class Shares Transactions	57,384
Net Increase in Net Assets from Capital Share Transactions	57,384
Net Increase in Net Assets	58,201
Net Assets:
Beginning of period	100
End of period	$58,301
Undistributed Net Investment Income	$5
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	1,068
Shares Issued in Connection with In-Kind Contribution (see Note 9)	4,993
Shares Issued as Reinvestment of Distributions	110
Shares Redeemed	(442)
Net Increase in Institutional Class Shares	5,729
Net Increase in Share Transactions	5,729

*	Commenced operations October 3, 2016.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Period Ended September 30, 2017

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2017(2)	$10.00	$0.41	$0.09	$0.50	$(0.34)	$—	$(0.34)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$10.16	5.07%	$58,301	1.00%	1.39%	4.07%	10	%††

(1)	Per share data was calculated using average shares for the period.
(2)	Commenced operations on October 3, 2016. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
†
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

††	Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements September 30, 2017

1. Organization

The RiverPark Floating Rate CMBS Fund (the “Fund”) is a non-diversified, closed-end registered management investment company that is operated as a continuously offered interval fund. The Fund was organized under the laws of the State of Delaware on July 5, 2016, and has registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on October 3, 2016. The Fund’s investment objective is to generate current income and capital appreciation consistent with the preservation of capital. The Fund will initially offer one class of shares although the Fund reserves the right, subject to applicable law, to offer two classes of shares: Institutional Class Shares and Retail Class Shares. Currently, the Fund is offering only the Institutional Class Shares.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at their bid price, except that debt securities maturing within 60 days are valued on an amortized cost basis which approximates fair value. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees (“the Board”).

To the extent that the Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Financial Statements September 30, 2017

2. Summary of Significant Accounting Policies (continued)

The three levels of the fair value hierarchy are described below:

● Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

● Level 2 —
Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

● Level 3 —	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period. For the period ended September 30, 2017, there were no significant changes to the Fund’s fair value methodologies.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Organization and Offering Costs — Offering costs for the Fund, including the cost of printing the initial prospectus and registration fees, were amortized over a twelve month period beginning on October 3, 2016. As of September 30, 2017, the Fund had fully amortized its offering costs.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund’s do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. For the period ended September 30, 2017, the Fund had no gains or losses related to foreign currency translation.

Dividends and Distributions to Shareholders — It is the policy of the Fund to distribute to shareholders its investment company taxable income, if any, monthly. The Fund also intends to distribute its net capital gains, if any, in order to avoid taxation of the Fund itself on such gains.

Notes to Financial Statements September 30, 2017

2. Summary of Significant Accounting Policies (continued)

Income Taxes — The Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2017, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Company maintains cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Adviser manages the risk of loss by banking with major institutions.

3. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Fund’s investment adviser (the “Adviser”). For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly at an annual rate of 0.65% of the average net assets of the Fund. The Adviser has contractually agreed to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% of the Fund’s average net assets.

The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the fees were waived or Fund expenses were absorbed, to be exceeded. This arrangement will remain in effect until December 31, 2018 unless the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate.

For the period ended September 30, 2017, the Adviser fee waiver analysis is as follows:

Fund	Unexpired Fee Waivers as of Beginning of Period	Fees Waived for the Period Ended September 30, 2017	Fees Recaptured for the Period Ended September 30, 2017	Expired Fee Waivers for the Period Ended September 30, 2017	Unexpired Fee Waivers as of September 30, 2017
RiverPark Floating Rate CMBS Fund	$15,000	$211,397	$—	$—	$226,397

Notes to Financial Statements September 30, 2017

3. Agreements (continued)

As of September 30, 2017, the Adviser may in the future seek reimbursement of previously waived fees for the Fund as follows:

Fund	Expiring 2020	Total
RiverPark Floating Rate CMBS Fund	$226,397	$226,397

RiverPark oversees the day-to-day portfolio management services provided by Talimco, LLC (“Talimco”), as sub-adviser to the Fund. Pursuant to the Sub-Advisory Agreement dated, August 12, 2016, the Adviser has delegated to Talimco the investment discretion to purchase and sell securities in accordance with the Fund’s objectives, policies, and restrictions. The Adviser will pay Talimco, on a monthly basis, a sub-advisory fee based upon the net assets in the Fund from the management fee paid to the Adviser pursuant to the Investment Advisory and Sub-Advisory Agreements. The Fund is not responsible for the payment of the sub-advisory fees.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. For the period ended September 30, 2017, the Fund was charged $30,858 for these services.

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Fund’s custodian pursuant to a Custodian Agreement.

DST Systems, Inc. (the Transfer Agent”) serves as the Fund’s transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Agreement.

The Fund has adopted an administrative services plan under which the Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.15% of the average daily net assets of the Fund to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Other — Certain officers and Trustees of the Fund are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Fund for serving as officers of the Fund.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Fund as incurred. The services include regulatory oversight of the Fund’s Adviser, sub-advisers and service providers as required by SEC regulations.

4. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short-term securities and in-kind transactions (see Note 9) for the period ended September 30, 2017, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Floating Rate CMBS Fund	$34,583	$4,294

There were no purchases or sales of long-term U.S. Government securities for the period ended September 30, 2017.

Notes to Financial Statements September 30, 2017

5. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

Accordingly the following permanent differences are primarily attributable to basis adjustment on losses on paydowns which have been classified to/from the following components of net assets (000):

Fund	Undistributed Net Investment Income (Loss)	Accumulated Realized Gain (Loss)	Paid-in Capital
RiverPark Floating Rate CMBS Fund	$(348)	$348	$—

The tax character of dividends and distributions declared during the period ended September 30, 2017 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Floating Rate CMBS Fund
2017	$1,841	$—	$—	$1,841

As of September 30, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
RiverPark Floating Rate CMBS Fund	$386	$—	$—	$—	$431	$—	$817

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2017, were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Floating Rate CMBS Fund	$57,687	$457	$(26)	$431

Subsequent to September 30, 2017, the Fund paid the following distributions:

Fund	Ex Date	Record Date	Payable Date	Rate (per share)
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	October 31, 2017	October 30, 2017	November 1, 2017	$0.0309

Notes to Financial Statements September 30, 2017

6. Risks

The Fund will invest in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Sub-Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

CLOs (collateralized loan obligations) and other similarly structured securities are types of asset-backed securities. The cash flows from the CLO trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the collateral and the class of the CLO in which the Fund invests. Normally, CLOs and other similarly structured securities are privately offered and sold, and thus are not registered under the securities laws.

A more complete description of risks is included in the Fund’s prospectus and SAI.

Notes to Financial Statements September 30, 2017

7. Share Capital

Shares of beneficial interest in the Fund were offered during an initial one week offering period. During the initial offering period, shares were offered at the offering price, which was $10.00 per share. During the initial one week offering period, the Fund’s predecessor private fund, GSREA CMBS Credit Opportunities, LLC, was reorganized into the Fund (see Note 9 for additional information). The shares are currently offered on a daily basis at their net asset value per share. The Fund requires a minimum initial investment of $2,500. The Fund reserves the right to vary or waive the minimum in certain situations. In addition, shares are subject to transfer restrictions, including a requirement that shares may be transferred only to persons who meet the Fund’s eligibility requirements set forth in the prospectus. Shareholders will not have the right to redeem their shares. However, as described below, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

As an interval fund, the Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers quarterly.

During the period ended September 30, 2017, the Fund made Repurchase Offers as follows:

Repurchase Date	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered	NAV Price of Shares Tendered	Redemption Value of Shares Tendered	Shares Outstanding on Repurchase Date, Before Repurchase
December 16, 2016	25%	8.3%	432,067	$10.03	$4,333,634	5,180,599.54
March 23, 2017	25%	0.0%	-	$10.13	$0	5,536,558.16
June 23, 2017	25%	0.0%	1,845	$10.18	$18,784	5,633,395.35
September 22, 2017	25%	0.2%	8,568	$10.17	$87,135	5,737,508.58

For each repurchase offer, the Fund will offer to repurchase at least 5% of its total outstanding shares, unless the Fund’s Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time that they desire.

8. Other

As of September 30, 2017, the Fund had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Fund. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	67%

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Notes to Financial Statements September 30, 2017

9. In-Kind Contributions

As part of the conversion from a private fund to a mutual fund, on October 3, 2016, the Fund received an in-kind contribution which consisted of $49,932,101 of cash and securities, which were recorded at their then current value. As a result of the in-kind contribution, the Fund issued 4,993,211 Institutional Class Shares at a $10.00 per share net asset value.

10. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
RiverPark Floating Rate CMBS Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RiverPark Floating Rate CMBS Fund (the “Fund”) as of September 30, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the period October 3, 2016 (commencement of operations) through September 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverPark Floating Rate CMBS Fund as of September 30, 2017, the results of its operations, changes in its net assets, and the financial highlights for the period October 3, 2016 (commencement of operations) through September 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2017

Trustees and Officers of the Trust (Unaudited)

Set forth below are the names, addresses, ages, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of portfolios in the Fund Complex overseen by Trustee, and other directorships outside the Fund Complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the trustees and officers. The SAI may be obtained without charge by calling (888) 564-4517. The following chart lists Trustees and Officers as of September 30, 2017.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex**	Other Directorships held by Trustee
Richard Browne, 156 West 56th Street, 17th Floor, New York, NY 10019 (57)	Independent Trustee	Indefinite; since 2016	President, Rector Management Corporation (since 1986); Partner, Sterling Project Development (real estate and construction); Owners Representative, Queens Ballpark Company, LLC (since 2005); Trustee of RiverPark Funds Trust (since 2010).	7	None
David Sachs, 156 West 56th Street, 17th Floor, New York, NY 10019 (50)	Independent Trustee	Indefinite; since December 12, 2016	Retired (since 2010); Managing Partner, Hocky Capital (1996-2010); Trustee of RiverPark Funds Trust (since 2016).	7	None
Ira Balsam, 156 West 56th Street, 17th Floor, New York, NY 10019 (52)	Independent Trustee	Indefinite; since 2016	Retired (since 2011); Trustee of RiverPark Funds Trust (since 2012).	7	None
Morty Schaja*, 156 West 56th Street, 17th Floor, New York, NY 10019 (63)	Interested Trustee, President and Chairman of the Board	Indefinite; since 2016	Chief Executive Officer and Managing Partner, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2009); Chief Executive Officer and Managing Partner, RiverPark Capital LLC (since 2006); Trustee, President and Chairman of the Board of RiverPark Funds Trust (since 2010).	7	None
Mitch Rubin*, 156 West 56th Street, 17th Floor, New York, NY 10019 (51)	Interested Trustee	Indefinite; since 2016	Chief Investment Officer and Managing Partner, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2009); Co-Chief Investment Officer; Interested Trustee of the Board of RiverPark Funds Trust (since 2010).	7	None

Trustees and Officers of the Trust (Unaudited) (Concluded)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex**	Other Directorships held by Trustee
Paul Genova, 156 West 56th Street, 17th Floor, New York, NY 10019 (41)	Secretary	Since 2016
Chief Financial Officer, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2009); Chief Financial Officer, RiverPark Capital LLC (since 2008); Secretary of RiverPark Funds Trust (since 2010).
				N/A	N/A
Matt Kelly, 156 West 56th Street, 17th Floor, New York, NY 10019 (48)	Vice President	Since 2016	Chief Marketing Officer and Partner, RiverPark Advisors, LLC and RiverPark Capital Management LLC (since 2010); Vice President of RiverPark Funds Trust (since 2010).	N/A	N/A
Stephen Connors, One Freedom Valley Drive, Oaks, PA 19456 (33)	Treasurer and Chief Financial Officer	Since 2016	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014; Treasurer and Chief Financial Officer of RiverPark Funds Trust (since 2015).	N/A	N/A
Stacey Gillespie, 480 E. Swedesford Road, Suite 300 Wayne, Pa 19087 (43)	Chief Compliance Officer	Since 2016	Managing Director, Cipperman Compliance Services; Chief Compliance Officer, Boenning & Scattergood, Inc (2007 to 2015); Chief Compliance Officer of RiverPark Funds Trust (since 2015).	N/A	N/A

*	Denotes Trustees who are “interested persons” of the Trust or Fund under the 1940 Act.
**	The Fund complex includes the Fund and each series of the RiverPark Funds Trust.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways.

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark Floating Rate CMBS Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,023.00	1.00%	$5.07
Hypothetical 5% Return	1,000.00	1,020.05	1.00	5.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Notice to Shareholders (Unaudited)

For shareholders that do not have a September 30, 2017 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2017, the Funds are designating the following items with regard to distributions paid during the year.

	Long Term Capital Gains Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividends (1)
RiverPark Floating Rate CMBS Fund	0%	100%	100%	0%

	Qualifying Dividend Income (2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)
RiverPark Floating Rate CMBS Fund	0%	0%	86%	0%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)
The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

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INVESTMENT ADVISER
RiverPark Advisors, LLC
156 West 56th Street, 17th Floor
New York, New York 10019

CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02109

TRANSFER AGENT
DST Systems, Inc.
333 West 11th Street, 5th Floor
Kansas City, Missouri 64105

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FUND COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174-0208

This information must be preceded or accompanied by a
current prospectus for the Fund.

RPF-AR-002-0100

Item 2.   Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, adopted by the registrant and applicable to the registrant’s principal executive officer and principal financial officer, was in effect during the entire period covered by this report.

Item 3.   Audit Committee Financial Expert.

The registrant’s board of trustees has determined that David Sachs, member of the registrant’s Audit Committee, is an “audit committee financial expert” and is “independent” as that term is defined in Item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to registrant for the fiscal year ended September 30, 2017 for professional services rendered by registrant’s principal accountant were as follows:

		2017
(a)	Audit Fees	$20,000
(b)	Audit-Related Fees	$—
(c)	Tax Fees	$4,000
(d)	All Other Fees	$375

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

All Other Fees include amounts billed for products and services other than those disclosed in paragraphs (a) through (c) of this Item. For the fiscal year ended September 30, 2017, All Other Fees relate to the review of the March 31, 2017 Semi-Annual Report.

(e)(1) The registrant’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which requires the registrant’s Audit Committee to pre-approve all audit and non-audit services provided by the principal accountant to the registrant. The Policy also requires the Audit Committee to pre-approve any engagement of the principal accountant to provide non-audit services to the registrant’s investment adviser, if the services relate directly to the registrant’s operations and financial reporting.

(e)(2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed by registrant’s principal accountant for non-audit services rendered to the registrant, for non-audit services rendered to the registrant’s investment adviser, and for non-audit services rendered to entities controlled by the adviser for the last fiscal year was $0.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s board of trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Ira Balsam, Richard Browne and David Sachs.

Item 6.   Schedule of Investments.

See Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Trustees of the Fund has approved the delegation of the authority to vote proxies relating to the securities held in the Fund to RiverPark Advisors LLC (the “Adviser”). With respect to the Fund, the Adviser has delegated the authority to vote proxies to Talimco, LLC ( the “Sub-Adviser”).

The Adviser and the Sub-Adviser has each adopted proxy voting policies and procedures which the Board has reviewed and considered, including that the Adviser and the Sub-Adviser may engage a third party proxy voting firm. The goal in performing this service is to make proxy voting decisions to vote or not to vote proxies in a manner that serves the best interests of the Fund. To implement this goal, the Adviser and the Sub-Adviser have each adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that where the Adviser or the Sub-Adviser, as the case may be, has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met and are attached to this SAI as Appendix B.

The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

The Adviser and the Sub-Adviser will each vote proxies in strict accordance with the Proxy Voting Policy and Procedures. The Adviser shall report to the Board on the implementation and administration of the policies and procedures, including proxy votes involving a conflict of interest for the Adviser or the Sub-Adviser and deviations from the stated voting guidelines.

Adviser Responsibility: The Adviser will vote proxies in strict accordance with the proxy voting policy and procedures. The Adviser shall report to the Board on the implementation and administration of the policies and procedures, including proxy votes involving a conflict of interest for the Adviser and deviations from the stated voting guidelines.

Proxy Solicitations (Rule 20a-1 and Regulation 14A)

The Fund is not required to hold annual meetings. However, the Declaration of Trust and federal securities laws require a Trust to hold a meeting to allow shareholders to vote on certain matters. Proxy materials for any annual or special meeting must comply with Rule 20a-1 under the 1940 Act and Rules 14a-1 through 14b-2 under the 1934 Act, Schedule 14A and Regulation S-K.

Fund Counsel/Administrator Responsibility: As may be determined from time to time by management of the Fund, fund counsel shall prepare any proxy statements and to the extent applicable, the Fund’s auditor, administrator, Adviser, Sub-Advisers and counsel to the independent Trustees, shall review the proxy statement.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

As of the date of this filing, Edward L. Shugrue III has served as the portfolio manager of the Fund since the Fund's inception in 2016 and is primarily responsible for the day-to-day management of the Fund's portfolio.

Edward L. Shugrue III has been the portfolio manager of the Fund since its inception as well as the portfolio manager of the predecessor fund since its inception. Mr. Shugrue is the Chief Executive Officer of Talmage, LLC, the successor to an investment management business he founded in 2003. He is a member of his firm's Investment Committee. He has over 25 years of commercial real estate investing, lending and restructuring experience as an owner, lender and advisor. From 1997 until 2003, Mr. Shugrue co-built one of the country's first commercial real estate mezzanine investment platforms in his capacity as the Chief Financial Officer of Sam Zell's Capital Trust, Inc. (NYSE: CT). From 1991 to 1996, Mr. Shugrue was one of four people responsible for turning around, taking public and selling River Bank America, a New York bank. From 1988 through 1990, Mr. Shugrue was employed in the real estate group of Bear Stearns & Co. Inc. where he worked on principal, agency and securitization assignments.

Other Accounts Managed by Portfolio Managers

The Sub-Adviser has provided the following information regarding other accounts managed by Edward L. Shugrue III, the Fund’s portfolio manager as of September 30, 2017:

	Total Accounts		Accounts With Performance-Based Fees
Portfolio Manager	Number	Assets (in Millions)	Number	Assets (in Millions)
Edward L. Shugrue III
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	2	$460	—	—

Compensation of Portfolio Managers

Mr. Shugrue does not draw a salary or bonus from the Sub-Adviser, but rather as the principal indirect owner of its parent, Talmage LLC, his compensation takes the form of distributions made to its members which are in part based on the overall profitability of the Sub-Adviser as generated from base and performance fees earned from assets under management. Mr. Shugrue is provided no financial incentive to favor one fund or account over another.

Securities Ownership of Portfolio Managers

As of September 30, 2017, the portfolio manager owned beneficially over $1,000,000 of shares in the Fund.

Potential Conflicts of Interest

Where conflicts of interest arise between the Fund and other accounts managed by the Adviser or the Sub-Adviser, including unregistered funds, exchange-traded funds or separate accounts, the Adviser or Sub-Adviser, as the case may be, will proceed in a manner that ensures that the Fund will not be treated materially less favorably. There may be instances where similar portfolio transactions may be executed for the same security for more than one account managed by the portfolio manager. In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (October 1, 2016 through October 31, 2016)	999,470.659	$10.00	NONE	NONE
Month #2 (November 1, 2016 through November 30, 2016)	2,406.318	$10.01	NONE	NONE
Month #3 (December 1, 2016 through December 31, 2016)	4,561.509	$10.03	NONE	NONE
Month #4 (January 1, 2017 through January 31, 2017)	2,496.127	$10.08	NONE	NONE

REGISTRANT PURCHASES OF EQUITY SECURITIES (continued)
Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #5 (February 1, 2017 through February 28, 2017)	2,797.047	$10.10	NONE	NONE
Month #6 (March 1, 2017 through March 31, 2017)	3,072.221	$10.11	NONE	NONE
Month #7 (April 1, 2017 through April 30, 2017)	2,922.315	$10.14	NONE	NONE
Month #8 (May 1, 2017 through May 31, 2017)	3,165.370	$10.16	NONE	NONE
Month #9 (June 1, 2017 through June 30, 2017)	3,000.254	$10.14	NONE	NONE
Month #10 (July 1, 2017 through July 31, 2017)	3,171.347	$10.17	NONE	NONE
Month #11 (August 1, 2017 through August 31, 2017)	3,107.421	$10.18	NONE	NONE
Month #12 (September 1, 2017 through September 30, 2017)	2,849.192	$10.16	NONE	NONE
Total	1,033,019.780	$10.00	NONE	NONE

Item 10.   Submission of Matters to a Vote of Security Holders.

None.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Floating Rate CMBS Fund

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: December 8, 2017

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: December 8, 2017

*	Print the name and title of each signing officer under his or her signature.